Cash and cash equivalents and cash flow supporting notes (Details 1) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Gross proceeds			£ 12,084	£ 321	£ 10,091
Transaction costs			(1,657)	(78)	(1,056)
Proceeds from issuing shares	£ 4,738,000	£ 6,354,000	£ 10,427,000	£ 243,000	£ 9,035,000